        PIMCO Funds Shareholder Update
        and Semi-Annual Report


                            [GRAPHIC APPEARS HERE]

If investment jargon has you confused, take a quick course in "Street Talk." Class is in session on page 4.


December 31, 1998
Asset Allocation
Series
Share Classes
A B C

90/10 Portfolio
60/40 Portfolio
30/70 Portfolio


Page 2  Asset Allocation Committee Report
What a Difference a Quarter Makes

Page 4  Today's Investor
Wall Street 101--A quick course in Street Talk

Page 6  Asset Allocation Series
PIMCO Funds Semi-Annual Report

Page 7  PIMCO Funds
90/10 Portfolio

Page 8  PIMCO Funds
60/40 Portfolio

Page 9  PIMCO Funds
30/70 Portfolio

Page 10 Underlying PIMCO Funds


                                                                       P I M C O
                                                                           FUNDS

Asset Allocation
Committee Report


What a Difference a Quarter Makes


Economy

The negative global market forces that were in place during the third quarter of 1998 seemed to become a positive for the markets in the fourth quarter as the Federal Reserve continued to cut interest rates. Fear of global economic and market turmoil was replaced with renewed confidence that all will be well. Strong economic growth with low inflation at home offset the flood of problems from abroad.

Investor flight to the safety of U.S. Treasury securities, and away from stocks and riskier segments of the bond market, reversed course in the fourth quarter, causing many equity indices to soar to new highs while Treasury securities lagged in the bond market.

A primary force behind this reversal in investor sentiment was a synchronized easing of interest rates by the Federal Reserve and many other central banks around the world. During the quarter there were a total of 68 easing moves globally. To many, these rate reductions indicated that monetary authorities were willing to do what was necessary to avoid the global deflationary spiral that had been feared. U.S. investors speculated that the global problems would not reach our shores.

Asian economies appeared to find a bottom. Stock markets in the region rose. Japan made significant progress on the policy front, sparking optimism that the almost decade long economic slump might end. In response, the yen soared to its highest level since 1995. Brazil caught the Asian flu and accepted a rescue package from the International Monetary Fund. Speculation increased that the contagion would spread to the rest of Latin America.

Stocks

After experiencing the worst quarterly U.S. equity performance in eight years during the third quarter of 1998, the stock market recovered significantly by posting the largest quarterly return of the S&P 500 Index since the first quarter of 1975. The S&P 500 posted a total return of 21.3% for the quarter, finishing the year with a return of 28.6%. 1998 marks the fourth consecutive year that the S&P 500 has returned at least 20%, a first in the history of the Index. Interest rate reductions by the Federal Reserve and other central banks inspired confidence that stability would return to the global financial markets and economies. This belief, in turn, raised hope that corporate profitability would not suffer to the degree previously feared.

Stocks of smaller companies, as measured by the Russell 2000 Index, also rebounded nicely in the fourth quarter, gaining 16.3% after falling 20.2% in the prior quarter. The Russell 2000 Index actually lost 2.5% during 1998, highlighting the performance disparity between large company stocks and stocks of smaller companies. The fourth quarter also continued a trend in 1998 in which growth stocks significantly out-performed value


Fed Has More Room to Ease
As "Real" Interest Rates Remain Historically High

                           [LINE GRAPH APPEARS HERE]

                             Real Fed Funds Rates

               2.7            1991      1.5            1994      1.6            1997      3.7
               2.9                      1.6                      1.7                      3.6
               3.0                      1.7                      1.9                      3.6
               2.8                      1.9                      2.1                      3.9
               3.2                      1.5                      2.9                      4.0
               3.4                      0.6                      2.8                      4.2
     1988      3.1                      0.8                      2.7                      4.4
               3.7                      0.8                      3.4                      4.6
               3.6                      0.5                      3.5                      4.8
               3.6                      0.3                      3.4                      4.8
               3.9                      0.4                      3.3                      4.5
               4.2                      0.3                      3.5                      4.7
               4.1            1992     -0.3            1995      3.5            1998      4.7
               4.6                      0.3                      3.6                      4.7
               4.5                     -0.2                      3.8                      4.9
               4.4                     -0.4                      3.8                      4.4
               4.3                     -0.1                      4.0                      4.2
               4.4                      0.0                      3.7
     1989      4.1                      0.0                      3.3
               4.4                      0.0                      3.3
               4.6                      0.1                      3.2
               4.2                      0.1                      3.1
               3.9                      0.2                      3.2
               3.7                      0.4                      3.3
               3.6            1993      0.7            1996      3.2
               3.5                      0.2                      3.4
               3.5                      0.6                      3.3
               3.8                      0.5                      3.2
               3.8                      0.5                      3.1
               3.6                      0.6                      3.0
     1990      3.3                      0.9                      3.0
               2.6                      1.2                      2.9
               2.3                      1.2                      3.3
               1.9                      1.6                      3.5
               1.7                      1.9                      3.7
               1.4                      1.9                      3.6
               1.3
               1.0
               1.2
               1.1
               1.1
               1.4

Past performance is no guarantee of future results. Real rate is the Fed Funds Rate adjusted for inflation (Fed Funds Rate less the annual rise in the PCE Deflator.

Strong Economic Growth and Low Inflation Creates a Good Environment for Stocks
 . Economic Growth   . Inflation   . S&P 500 Index


                            [BAR GRAPH APPEARS HERE]

               Economic Growth          Inflation     S&P 500 Index
 3/31/96             0.0244947          0.0202342             645.5
 6/30/96             0.0386227          0.0186498            670.63
 9/30/96             0.0354706          0.0184687            687.31
12/31/96             0.0391638          0.0179149            740.74
 3/31/97             0.0413665          0.0191902            757.12
 6/30/97             0.0361671          0.0200476            885.14
 9/30/97             0.0414872          0.0184071            947.28
12/31/97             0.0382776          0.0169645            970.43
 3/31/98             0.0415791          0.0117117           1101.75
 6/30/98             0.0362248          0.0101409           1133.84
 9/30/98             0.0349067         0.00966357           1017.01
12/31/98             0.0414622         0.00865299           1229.23

Past performance is no guarantee of future results. "Economic Growth" measured by GDP year over year percentage change. "Inflation" measured by GDP Implicit Price Deflator year over year percentage change. S&P 500 is an unmanaged index of common stocks and it is not possible to invest directly in such an index.


stocks. The Russell 3000 Growth Index gained 9.0% in the fourth quarter and 35.0% for the year, while the Russell 3000 Value Index returned 3.4% for the quarter and only 13.5% for the year.

Bonds
The flight to quality that occurred in the third quarter reversed itself in the fourth as hopes for stability returned to the global financial markets. Treasury securities, in particular, lost appeal as a safe haven. In response to Federal Reserve easing, investors shifted money out of Treasuries to other bond markets and to stocks. Hopes of more rate cuts by the Federal Reserve faded in the quarter, as the U.S. economy continued to show signs of strength. This development further sapped demand for Treasuries and pushed yields higher.

In a partial reversal of the previous quarter, corporate, high yield and emerging markets debt outperformed Treasuries during the fourth quarter. Monetary easing worldwide calmed global financial markets and made investors less wary of owning non-Treasury bonds. Although credit spreads did not return to normal levels in the corporate and high yield markets, strong U.S. economic growth boosted confidence that corporate earnings and credit quality would hold up.

Portfolio Composition
Interest rate cuts by central banks have helped lessen the stress in the global economy. However, global over-capacity, decreasing demand and other deflationary forces that still exist cannot be ignored. These influences could adversely affect corporate profits in the year ahead. With real interest rates high and the global economic outlook gloomy, the Federal Reserve has room to ease --a move which should be stimulative to the economy and the stock market. For this reason, our portfolios remain overweight in equities relative to bonds. Non-U.S. market positions will still be slightly favored over the U.S. equity market, as we believe economic and monetary union in Europe provides opportunities for these companies to enhance their competitiveness in the world marketplace. The bond portion of our portfolios will maintain a longer duration than the benchmarks going forward. An above-benchmark weighting of mortgages will be used as a prudent way to enhance portfolio yield. Corporate debt securities will comprise a lesser portion of the portfolios than the benchmark while risks of renewed financial market turmoil are still present.

Today's
Investor


Wall Street 101--A quick course in Street Talk


Are you puzzling over P/Es? Having trouble telling a small-cap from a pillbox hat? Take heart. You're in good company. Today, millions of Americans are learning the language of Wall Street. That's because more and more of us are investing in the market. In the past ten years, we've doubled the percentage of our assets we invest in stocks. In fact, stocks now represent a greater share of our personal wealth than our homes do. And mutual funds have overtaken banks as our investment medium of choice.

So, to give you a leg up on some of the basic jargon, we've put together this short overview. It's intended to give you a better understanding of what's happening on Wall Street and in your investment portfolio.

The Bulls Versus the Bears
Despite some bumps in the road, for the past eight years the stock market has posted one of the all-time great "bull runs". A good bull run is just another way of saying bull market, which typically refers to a prolonged period of rising stock, bond or commodity prices. A bear market is just the opposite. Many bears view 1998's sharp and frequent fluctuations (i.e., volatility) as the early stages of a down market. Bulls, on the other hand, see these dizzying bursts of volatility as mere blips in the course of a continuing upward trend.

A New Economy?
1998 was the fourth consecutive year the overall stock market gained over 20%. This unprecedented performance has led some observers to speculate about a new paradigm, or a new set of rules governing the market. You'll also hear Wall Street bulls and Silicon Valley pundits talking about a new economy. That's a term they use to describe the way globalization and information technologies are changing the way the economy works. Governments around the world are stepping back and allowing the free market to drive their economies. The spirit of enterprise is widespread, and new technological innovations have made it possible for businesses to do more at lower cost and in less time.

The Pros and Cons of Globalization
Many large American companies have expanded their overseas operations in recent years, partly in response to a new, friendlier international business climate. In fact, many of these multinationals now earn more of their profits abroad than at home. In many ways, this globalization has been a boon to the American market and to the individual investor.

Percent of Foreign Sales
Many companies derive a large portion of their sales from foreign countries.

                           [BAR GRAPH APPEARS HERE]

            Coca Cola      McDonalds      General Electric      Nike

               64%            49%                42%             40%

Based on non-U.S. sales, 1997.
Source: Company annual reports.

However, globalization is a double-edged sword. These new rewards have brought new risks. When companies are heavily invested in overseas markets, and thus reliant on foreign earnings, they are more vulnerable to international crises such as those that occurred in recent years. So even though you may not be investing directly in international stocks or mutual funds, your investments may not be immune to international turmoil. In fact, the Asian crisis that began in 1997 and the collapse of the Russian economy in 1998 are two threats to the ongoing health of the bull market.


Short-Term Market Gyrations Were the Norm Last Year

The bulls and the bears could each make a case for their views given the market's volatility in 1998

                           [LINE GRAPH APPEARS HERE]

                                S & P 500 INDEX

 1/2       975.04         5/1      1121.00          9/4      973.89
 1/9       927.69         5/8      1108.14         9/11     1009.06
1/16       961.51        5/15      1108.73         9/18     1020.09
1/23       957.59        5/22      1110.47         9/25     1044.75
1/30       980.28        5/29      1090.82

                                                   10/2     1002.60
 2/6      1012.46         6/5      1113.86         10/9      984.39
2/13      1020.09        6/12      1098.84        10/16     1056.42
2/20      1034.21        6/19      1100.65        10/23     1070.67
2/27      1049.34        6/26      1133.20        10/30     1098.67

 3/6      1055.69         7/3      1146.42         11/6     1141.01
3/13      1068.61        7/10      1164.33        11/13     1125.72
3/20      1099.16        7/17      1186.75        11/20     1163.55
3/27      1095.44        7/24      1140.80        11/27     1192.29
                         7/31      1120.67

 4/3      1122.70                                  12/4     1176.74
4/10      1110.67         8/7      1089.45        12/11     1166.46
4/17      1122.72        8/14      1062.75        12/18     1188.03
4/24      1107.90        8/21      1081.18        12/25     1226.27
                         8/28      1027.14


12/97         S&P 500 Index          12/98

The Ongoing Appeal of Blue Chips
A common strategy to manage risk during times of instability is to focus on higher quality investments. In the case of equities, quality means blue chips, a term, which derives from the most expensive (blue) chips, used in poker. Most blue-chip stocks are household names, like IBM, Coca-Cola, Gillette and Walt Disney. They have long records of profit, growth and solid reputations for the high standard of their management, products and services. Their relatively high stock prices are often justified by their unique combination of growth and stability. The largest capitalized stocks are known collectively as "The Nifty Fifty."

Disappearing Dividends
Blue-chip stocks have had a long-standing reputation for paying dividends, the portion of a company's net profits it pays to its shareholders. But increasingly, blue chip and many other companies are reinvesting their earnings in their own businesses to pay for expansion, research and marketing. A dividend certainly can no longer be taken as a measure of a company's success, as it once was. For example, thriving companies like Microsoft, Cisco, and Oracle do not pay them.

The Valuation Game
As an investor, you can determine the value of a stock in a number of ways. One of the most commonly used is a stock's "price/earnings (P/E) ratio," also known as its multiple. Because a stock is essentially a claim on a company's future profits, it's important to know how much you're paying for each dollar of that profit. The P/E will give you the answer. And it's obtained by dividing the price of a stock by its earnings per share. Here's an example:

        How to Calculate P/E
        (Stockprice / Earnings per share)
        Stock price              $40
        Earnings per share           / $2
        ----------------------------------
        = P/E ratio:                   20

While P/Es are fairly straight forward, it's important to know what's being used as the "earnings per share" figure. P/Es may be based on earnings for the most recent four quarters (i.e., trailing P/Es) or on a forecast of next year's earnings (i.e., forward P/Es). The Wall Street Journal's stock quotations, for example, list trailing P/Es.

In the past, stocks with high P/Es (over 20) tended to belong to young, dynamic companies. Low P/E stocks were associated with older, more mature companies. But in these days of soaring stock prices, many blue-chip stocks have sported record-high P/Es. As of December 31, 1998, well-established companies like Gillette and Coca-Cola had P/Es over 40.

Net Stocks--How High is Up?
The truth is, no one really knows how to value "Net" (Internet) stocks, like Yahoo! and Amazon.com. As their prices have soared up, up, and away, they've left the old rules of valuation behind in the dust. Despite sky-high stock prices, many Internet companies have yet to make a dime of profit, making P/E ratios virtually meaningless. As a result, many analysts have turned to price/sales (P/S) ratios and price/cash-flow (P/CF) ratios in an attempt to measure what these companies actually earn each year.

America Online's Stock Increased Over 400% in 1998
High growth prospects led to sky-high return for many Internet companies.

                           [LINE GRAPH APPEARS HERE]

AMERICA ONLINE'S STOCK PRICE RANGE FROM 12/31/97 - 12/31/98

 1/2      22 13/32        5/1        41 3/4          9/4                43
 1/9      21 11/32        5/8       45 1/16         9/11            47 1/2
1/16        23 1/4       5/15      42 15/32         9/18          48 15/16
1/23      23 13/16       5/22       42 5/16         9/25            57 3/8
1/30      23 29/32       5/29      41 21/32

                                                    10/2          53 19/32
 2/6        24 5/8        6/5        41 5/8         10/9          46  5/32
2/13      28  9/16       6/12       43 9/16        10/16                51
2/20      29 55/64       6/19       48 3/16        10/23          57 15/32
2/27      30 11/32       6/26        53 7/8        10/30          63 11/16

 3/6        30 3/8        7/3       55 5/32         11/6                70
3/13      31 29/32       7/10        56 1/4        11/13                70
3/20        31 1/4       7/17            64        11/20            84 7/8
3/27        34 1/2       7/24      59 19/32        11/27            94 7/8
                         7/31       58 9/16

 4/3        37 1/4                                  12/4                88
4/10        36 3/4       8/7       55 15/16        12/11           91 9/16
4/17      36 25/32       8/14        53 1/8        12/18           104 1/4
4/24        37 1/4       8/21       55 1/16        12/25           136 5/8
                         8/28       48  1/8

Returns from America Online from 12/31/97- 12/31/98. Past performance is no guarantee of future results.

Diversification--the Real Name of the Game
One last thing to keep in mind--your best protection against all the market's ups and downs is to maintain a well-balanced portfolio. Asset
Allocation--meaning the mix of stock, bond and money market funds--could be the single most important factor in determining the long-term success of your portfolio, even more important than the specific investments you choose.

Given the importance of asset allocation, more and more investors are opting to work with a professional financial adviser and asset allocation specialists. PIMCO Funds Asset Allocation Portfolios may be an ideal option for these investors, providing a broadly diversified portfolio in a single investment.

Asset
Allocation
Series


PIMCO Funds Semi-Annual Report


Dear Shareholder:

We are pleased to present our first shareholder report for the PIMCO Funds Asset Allocation Series. Within this report you will find a performance analysis of each of the three Asset Allocation Portfolios, as well as detailed financial statements.

Schedule of Investment

The schedule of investments includes a listing of securities in the Fund's portfolio as of December 31, 1998, including the number of shares or principal amount and value as of that date.

Financial Highlights

This table shows a per share breakdown of the factors that affect the Portfolios' NAV for the current and past reporting periods. The financial highlights table includes total return, distributions, asset size, and expense ratios.

Statements of Assets and Liabilities

A "balance sheet" of the Portfolios as of the last day of the fiscal period. This statement includes the Portfolio's NAV per share, which is calculated by dividing net assets (assets minus liabilities) by the number of shares outstanding.

Statements  of Operations

A list of the Portfolios' income, expenses, and gains and losses on transactions. In addition, the statement shows appreciation and depreciation from the underlying Funds.

Statements of Changes in Net Assets

This statement reports the increase and decrease in the Portfolios' net assets during the reporting period. Changes in net assets are due to a variety of factors, including investment operations, dividends, distributions and capital share transactions.

Notes to Financial Statements

A description of the significant accounting policies of the Portfolios, and more detailed information about the schedules and tables that appear in the report.

We encourage you to review this report carefully, and to discuss any questions you may have with your financial adviser.

The PIMCO Asset Allocation Portfolios have met with great success among investors, such as yourself, who are looking for a broadly diversified portfolio in a single investment. We appreciate the trust you have placed in us with your investment, and we look forward to helping you meet your financial goals.


Sincerely,


/s/ Stephen J. Treadway

Stephen J. Treadway
President
January 29, 1999

December 31, 1998


OBJECTIVE
Long-term capital appreciation

PORTFOLIO
80-100% PIMCO Stock Funds

0-20% PIMCO
Bond Funds

INCEPTION DATE
9/30/98

DIVIDEND FREQUENCY
Annually

NET ASSETS
$3 million

PIMCO Funds 90/10 Portfolio

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Total Return  For period ended 12/31/98
                A Shares                B Shares                  C Shares
                           Adjusted                 Adjusted      Adjusted
-------------------------------------------------------------------------------
Inception       14.2%      8.0%         14.0%        9.1%         13.1%

*The adjusted returns above include the effect of paying the applicable sales charges. Past performance is not an indication of future results. See page 10 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

We are pleased to introduce the PIMCO Funds Asset Allocation Series which consists of three professionally managed mutual funds that invest in a diversified portfolio of PIMCO Funds. The 90/10 Portfolio seeks long-term capital appreciation, with a strategic allocation of 90% stock Funds and 10% bond Funds. In the fourth quarter the Class A shares posted a return of 14.2%, the Class B shares returned 14.0%, and the Class C shares returned 13.1%. At the end of the period the Portfolio's actual allocation was 96% stock funds and 4% bond funds. This allocation was a significant positive for the Portfolio as equities did better than fixed income for the quarter.

     The asset allocation committee's tactical moves added value for the quarter. In total, the moves enhanced performance by three-quarters of one percent. Specifically, the Portfolio was over-weighted in equities versus fixed income, which added value during the quarter. Within the equity portion of the portfolio value stocks were over-weighted versus growth stocks. This actually was a drag on performance for the quarter. Lastly, the Portfolio slightly favored non-U.S. equities, which had only a minimal negative impact.

     On the stock side of the portfolio, the Value Fund, which has a relatively large weight in the Portfolio, had a good quarter. It outperformed the Russell 1000 Value Index by over half a percent. Both the consumer staples sector and the financial sector contributed to the Fund's performance. The broad market Funds, including StocksPLUS and Enhanced Equity, posted stronger results than the S&P 500 for the quarter, which added to returns. Retail, technology, and consumer services sectors propelled the Enhanced Equity Fund. The International Fund lagged its benchmark, as Latin America holdings were not strong performers for the Fund. However, Asian holdings ended the year on a better note and could continue to contribute to performance in 1999.

     Only a fraction of the Portfolio's assets were invested in fixed income during the quarter and this small amount resided in the Money Market Fund. This tactical move paid off as stocks outperformed bonds in the fourth quarter. The S&P 500 was up 21.43% versus the Lehman Aggregate Bond Index which was up only 0.34%.

     Looking ahead, although interest rate cuts around the world helped lessen the stress in the global economy, global over-capacity, decreasing demand, and other deflationary forces still exist and cannot be ignored. These influences could adversely affect corporate profits in the year ahead. However, with real interest rates high and the global economic outlook gloomy, the Federal Reserve has room to ease which should be simulative to the economy and the stock market. The 90/10 Portfolio will likely remain overweight in equities relative to bonds, as the excess liquidity created by the Fed's monetary policy flow into financial assets.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

                            [PIE CHART APPEARS HERE]


                         PIMCO Stock Funds         96%
                         PIMCO Bond Funds           4%

PIMCO Stock Funds                                                           % of
                                                               Total Investments
--------------------------------------------------------------------------------
Growth
--------------------------------------------------------------------------------
        Enhanced Equity Fund                                               12.1%
--------------------------------------------------------------------------------
        Mid-Cap Equity Fund                                                 5.8%
--------------------------------------------------------------------------------
        Core Equity Fund                                                    3.3%
--------------------------------------------------------------------------------
Blend
--------------------------------------------------------------------------------
        StocksPLUS Fund                                                    11.6%
--------------------------------------------------------------------------------
        Capital Appreciation Fund                                           6.0%
--------------------------------------------------------------------------------
        Mid-Cap Growth Fund                                                 5.6%
--------------------------------------------------------------------------------
        Small-Cap Growth Fund                                               2.3%
--------------------------------------------------------------------------------
Value
        Value Fund                                                         22.3%
--------------------------------------------------------------------------------
        Small-Cap Value Fund                                                5.1%
--------------------------------------------------------------------------------
International
--------------------------------------------------------------------------------
        International Fund                                                 22.3%
--------------------------------------------------------------------------------
Total Stock Funds                                                          96.4%
--------------------------------------------------------------------------------

PIMCO Bond Funds
--------------------------------------------------------------------------------
Short Duration
--------------------------------------------------------------------------------
        Money Market Fund                                                   1.6%
--------------------------------------------------------------------------------
Intermediate Duration
--------------------------------------------------------------------------------
        Total Return Fund                                                   1.8%
--------------------------------------------------------------------------------
High Yield
--------------------------------------------------------------------------------
        High Yield Fund                                                     0.2%
--------------------------------------------------------------------------------
Total Bond Funds                                                            3.6%
--------------------------------------------------------------------------------

See page 11 for financial details.

December 31, 1998


OBJECTIVE
Long-term capital appreciation and current income

PORTFOLIO
50-70% PIMCO Stock Funds

30-50% PIMCO
Bond Funds

INCEPTION DATE
9/30/98

DIVIDEND FREQUENCY
Quarterly

NET ASSETS
$3 million

PIMCO Funds 60/40 Portfolio

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Total Return  For period ended 12/31/98

                A Shares                B Shares                  C Shares
                           Adjusted                Adjusted       Adjusted
--------------------------------------------------------------------------------
Inception       10.1%      4.0%         9.9%       4.9%           8.9%


*The adjusted returns above include the effect of paying the applicable sales charges. Past performance is not an indication of future results. See page 10 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

We are pleased to introduce the PIMCO Funds Asset Allocation Series which consists of three professionally managed mutual funds that invest in a diversified portfolio of PIMCO Funds. The 60/40 Portfolio seeks long-term capital appreciation and current income. The Portfolio's strategic allocation is 60% stock Funds and 40% bond Funds. In the fourth quarter the fund's Class A shares posted a return of 10.1%, the Class B shares returned 9.9%, and the Class C shares returned 8.9%. At the end of the period the Portfolio's actual allocation was 65% stock Funds and 35% bond Funds. This helped the Portfolio's performance as equities did better than fixed income for the quarter.

     Tactical asset allocation moves by the committee added value for the quarter. In total, the moves enhanced performance by one-half of one percent. Specifically, the Portfolio was over-weighted in equities versus fixed income, which added value during the quarter. Within the equity portion of the Portfolio, value stocks were over-weighted versus growth stocks. This actually was a drag on performance for the quarter. Lastly, the Portfolio slightly favored non-U.S. equities, which had only a minimal negative impact.

     On the stock side of the Portfolio, the Value Fund, which has a relatively large weight in the Portfolio, had a good quarter. It outperformed the Russell 1000 Value Index by over half a percent. Both the consumer staples sector and the financial sector contributed to the Fund's performance. The broad market Funds, including StocksPLUS and Enhanced Equity, posted stronger results than the S&P 500 for the quarter, which added to returns. Retail, technology, and consumer services sectors propelled the Enhanced Equity Fund. The International Fund lagged its benchmark, as Latin America holdings were not strong performers for the fund. However, Asian holdings ended the year on a better note and could continue to contribute to performance in 1999.

     As for the bond portion of the Portfolio, the Total Return Fund matched the performance of the Lehman Brothers Aggregate Bond Index and outperformed the Index by over one percent for the year. The holdings of below-investment grade bonds added to returns as the Federal Reserve's interest rate cuts made investors less wary of risk. In addition, synchronized interest cuts around the world helped the Funds foreign holdings. The High Yield Fund also beat its benchmark as signs of strong economic activity narrowed spreads on its single-B holdings. The strong performance of the telecommunications and cable sectors added to performance as the Fund was overweight in those sectors.

     Looking ahead, although interest rate cuts around the world helped lessen the stress in the global economy, global over-capacity, decreasing demand, and other deflationary forces still exist and cannot be ignored. These influences could adversely affect corporate profits in the year ahead. However, with real interest rates high and the global economic outlook gloomy, the Federal Reserve has room to ease which should be simulative to the economy and the stock market. The 60/40 Portfolio will likely remain overweight in equities relative to bonds, as the excess liquidity created by the Fed's monetary policy flow into financial assets.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

                            [PIE CHART APPEARS HERE]

                          65%        PIMCO Stock Funds
                          35%        PIMCO Bond Funds


PIMCO Stock Funds                                        % of
                                            Total Investments
-------------------------------------------------------------
Growth
-------------------------------------------------------------
        Enhanced Equity Fund                             8.2%
-------------------------------------------------------------
        Mid-Cap Equity Fund                              3.9%
-------------------------------------------------------------
        Core Equity Fund                                 2.3%
-------------------------------------------------------------
Blend
-------------------------------------------------------------
        StocksPLUS Fund                                  8.0%
-------------------------------------------------------------
        Capital Appreciation Fund                        4.1%
-------------------------------------------------------------
        Mid-Cap Growth Fund                              3.8%
-------------------------------------------------------------
        Small-Cap Growth Fund                            1.5%
-------------------------------------------------------------
Value
-------------------------------------------------------------
        Value Fund                                      15.1%
-------------------------------------------------------------
        Small-Cap Value Fund                             3.4%
-------------------------------------------------------------
International
-------------------------------------------------------------
        International Fund                              14.8%
-------------------------------------------------------------
Total Stock Funds                                       65.1%
-------------------------------------------------------------

PIMCO Bond Funds
-------------------------------------------------------------
Short Duration
-------------------------------------------------------------
        Money Market                                     1.6%
-------------------------------------------------------------
Intermediate Duration
-------------------------------------------------------------
        Total Return Fund                               29.8%
-------------------------------------------------------------
High Yield
-------------------------------------------------------------
        High Yield Fund                                  3.5%
-------------------------------------------------------------
Total Bond Funds                                        34.9%
-------------------------------------------------------------


See page 11 for financial details.

December 31, 1998

Objective
Current income with long-term capital appreciation as a secondary objective


Portfolio
25-35% PIMCO Stock Funds,
65-75% PIMCO Bond Funds

Inception Date

9/30/98

Dividend Frequency

Monthly

Net Assets

$2 million

PIMCO Funds 30/70 Portfolio

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Total Return  For period ended 12/31/98

                A Shares               B Shares                 C Shares
                           Adjusted                Adjusted     Adjusted
--------------------------------------------------------------------------------
Inception       6.0%       0.2%        5.8%        0.8%         4.8%


*The adjusted returns above include the effect of paying the applicable sales charges. Past performance is not an indication of future results. See page 10 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

We are pleased to introduce the PIMCO Funds Asset Allocation Series which consists of three professionally managed mutual funds that invest in a diversified portfolio of PIMCO Funds. The 30/70 Portfolio seeks current income, with long-term capital appreciation a secondary objective. The Portfolio's strategic allocation is 30% stock Funds and 70% bond Funds. In the fourth quarter the Portfolio's Class A shares posted a return of 6.0%, the Class B shares returned 5.8%, and the Class C shares returned 4.8%. At the end of the period the Portfolio's actual allocation was 33% stock Funds and 67% bond Funds. The general move up in interest rates during the quarter did not help the performance of this conservative, risk adverse Portfolio.

     However, tactical asset allocation moves by the committee did add value during the quarter. Specifically, the Portfolio was over-weighted in equities versus fixed income, which helped returns. Within the equity portion of the Portfolio, value stocks were over-weighted versus growth stocks. This actually was a drag on performance for the quarter. Lastly, the Portfolio slightly favored non-U.S. equities, which had only a minimal negative impact.

     With regard to stocks, the broad market Funds, including StocksPLUS and Enhanced Equity, posted stronger results than the S&P 500 for the quarter, which added to the results. Retail, technology, and consumer services sectors propelled the Enhanced Equity Fund. In addition, the Value Fund bounced back in the fourth quarter outperforming the Russell 1000 Value Index by over half a percent. Both the consumer staples sector and the financial sector contributed to the Fund's performance. The International Fund lagged its benchmark, as Latin America holdings were not strong performers for the Fund. However, Asian holdings ended the year on a better note and could continue to contribute to performance in 1999.

     As for the bond portion of the Portfolio, the Total Return Fund matched the performance of the Lehman Brothers Aggregate Bond Index. The holdings of below-investment grade bonds added to returns as the Federal Reserve's interest rate cuts made investors less wary of risk. In addition, synchronized interest rate cuts around the world helped the Fund's foreign holdings. The High Yield Fund also beat its benchmark as signs of a strong economy narrowed spreads on its single-B holdings. The strong performance of the telecommunications and cable sectors added to performance as the Fund was overweight in those sectors.

     Looking ahead, although interest rate cuts around the world helped lessen the stress in the global economy, global over-capacity, decreasing demand, and other deflationary forces still exist and cannot be ignored. These influences could adversely affect corporate profits in the year ahead. However, with real interest rates high and the global economic outlook gloomy, the Federal Reserve has room to ease which should be stimulative to the economy and the stock market. The 30/70 Portfolio will likely remain overweight in equities relative to bonds, as the excess liquidity created by Fed's monetary policy flow into financial assets.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

                           [PIE CHART APPEARS HERE]

                       PIMCO Bond Funds             67%
                       PIMCO Stock Funds            33%


PIMCO Stock Funds                                            % of
                                                Total Investments
-----------------------------------------------------------------
Growth
        Enhanced Equity Fund                                 4.2%
-----------------------------------------------------------------
        Mid-Cap Equity Fund                                  2.0%
-----------------------------------------------------------------
        Core Equity Fund                                     1.2%
-----------------------------------------------------------------
Blend
-----------------------------------------------------------------
        StocksPLUS Fund                                      4.0%
-----------------------------------------------------------------
        Capital Appreciation Fund                            2.1%
-----------------------------------------------------------------
        Mid-Cap Growth Fund                                  1.9%
-----------------------------------------------------------------
        Small-Cap Growth Fund                                0.8%
-----------------------------------------------------------------
Value
-----------------------------------------------------------------
        Value Fund                                           7.6%
-----------------------------------------------------------------
        Small-Cap Value Fund                                 1.7%
-----------------------------------------------------------------
International
-----------------------------------------------------------------
        International Fund                                   7.6%
-----------------------------------------------------------------
Total Stock Funds                                           33.1%
-----------------------------------------------------------------

PIMCO Bond Funds
-----------------------------------------------------------------
Short Duration
-----------------------------------------------------------------
        Money Market Fund                                    1.6%
-----------------------------------------------------------------
Intermediate Duration
-----------------------------------------------------------------
        Total Return Fund                                   58.6%
-----------------------------------------------------------------
High Yield
-----------------------------------------------------------------
        High Yield Fund                                      6.7%
-----------------------------------------------------------------
Total Bond Funds                                            66.9%
-----------------------------------------------------------------

See page 11 for financial details.

PIMCO Funds Profiles


PIMCO Funds Asset Allocation Portfolios invest solely in Institutional Class shares of PIMCO Funds. These Funds are run by PIMCO Advisors' institutional-quality investment managers. Together, PIMCO manages approximately $244 billion in assets and boasts an institutional client list that includes 46 of the 100 largest U.S. corporations.

PIMCO's investment managers are dedicated to specific disciplines, ensuring that each PIMCO Fund consistently adheres to its stated investment objective and strategy.

The following provides a closer look at each of the PIMCO Funds held in the PIMCO Funds Asset Allocation Portfolios as of December 31, 1998.

PIMCO  STOCK FUNDS
-----------------------------------------------------------------------------------------------------------------
                 Fund Name             Objective                      Primary Portfolio Composition
-----------------------------------------------------------------------------------------------------------------
Growth           Core Equity           Long-term growth of capital    Stocks of larger-capitalized companies
                 Mid-Cap Equity        Long-term growth of capital    Stocks of medium-capitalized companies
                 Enhanced Equity       Total return exceeding the     Stocks represented in the S&P 500 Index
                                       S&P 500 Index
-----------------------------------------------------------------------------------------------------------------
Blend            StocksPLUS            Total return exceeding the     S&P 500 stock index futures backed by
                                       S&P 500 Index                  a portfolio of short-term, fixed-income
                                                                      securities

                 Capital Appreciation  Growth of capital              Stocks of larger-capitalized companies
                                                                      the manager believes are reasonably
                                                                      priced

                 Mid-Cap Growth        Growth of capital              Stocks of medium-capitalized companies
                                                                      the manager believes are reasonably
                                                                      priced

                 Small-Cap Growth      Growth of capital              Stocks of smaller-capitalized companies
                                                                      the manager believes are reasonably
                                                                      priced
-----------------------------------------------------------------------------------------------------------------
Value            Value                 Long-term growth of capital    Stocks of companies with
                                       and income                     below-average P/Es
-----------------------------------------------------------------------------------------------------------------
                 Small-Cap Value       Long-term growth of capital    Stocks of smaller-capitalized companies
                                       and income                     with below-average P/Es

International    International         Capital appreciation           Stocks of non-U.S. companies in
                                                                      developed and emerging markets

PIMCO BOND FUNDS
-----------------------------------------------------------------------------------------------------------------

                 Fund Name             Objective                      Primary Portfolio Composition
-----------------------------------------------------------------------------------------------------------------

Short Duration   Money Market          Maximum current income,        Money market securities (less than 90 days)
                                       consistent with preservation
                                       of capital and daily liquidity
-----------------------------------------------------------------------------------------------------------------
Intermediate     Total Return          Maximum total return           Intermediate-term, investment-grade
Duration                                                              bonds (3-6 year duration)
-----------------------------------------------------------------------------------------------------------------
High Yield       High Yield            Maximum total return           High-yield bonds (2-6 year duration)

Footnotes

A few notes and definitions are needed for a complete understanding of the performance figures. Past performance is no indication of future results. Investment return will fluctuate and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed. Total return measures performance, assuming that all dividends and capital gains distributions were reinvested. Total return, both with and without a sales charge, has been presented. For shareholders who have not bought or sold shares during the period quoted, the non-adjusted figures are probably more meaningful to you than the adjusted figures. The adjusted figures for Class A shares for the 90/10 Portfolio and the 60/40 Portfolio include the effect of paying the maximum initial sales charge of 5.5%. The adjusted figures for Class A shares for the 30/70 Portfolio include the effect of paying the maximum initial sales charge of 4.5%. The adjusted figures for Class B shares include the effect of paying the contingent deferred sales charge (CDSC), which declines from 5% in the first year to 0% at the beginning of the seventh year. The adjusted figures for Class C shares include the effect of paying the 1% CDSC, which may apply to shares redeemed during the first year of ownership. The PIMCO stock funds can invest in foreign securities and the International Fund invest primarily in these securities, which can involve special risks due to foreign economic and political developments. These risks can be more pronounced with emerging market securities. The Small-Cap Value Fund generally invest in small - cap stocks, which can be riskier than the overall stock market. For additional details on the underlying PIMCO funds in the Asset Allocation Series portfolios, contact your financial advisor to receive a prospectus that contains more complete information, including charges and expenses. Or contact PIMCO Funds Distributors LLC at 2187 Atlantic Street, Stamford, CT 06902, 1-800-277-7337, www.pimcofunds.com. Please read the prospectus carefully before you invest or send money.

Schedule of Investments
December 31, 1998 (Unaudited)



                                                                           Value
90/10 Portfolio                                          Shares           (000s)


 PIMCO FUNDS (b) 99.4%

Value                                                    46,671         $    653
International                                            59,027              652
Enhanced Equity                                          30,177              353
StocksPLUS                                               24,632              340
Capital Appreciation                                      7,029              175
Mid-Cap Equity                                           12,136              169
Mid-Cap Growth                                            7,058              163
Small-Cap Value                                           9,759              150
Core Equity                                               4,506               98
Small-Cap Growth                                          5,734               67
Total Return                                              4,946               52
Money Market                                             46,682               46
High Yield                                                  629                7
                                                                        --------
Total Investments (a) 99.4%                                             $  2,925
(Cost $2,879)                                                           ========

Other Assets and Liabilities (Net) 0.6%                                       19
                                                                        --------
Net Assets 100.0%                                                       $  2,944
                                                                        ========
Notes to Schedule of Investments (amounts in thousands):

(a) At December 31, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation
for all investments in which there was an
excess of value over tax cost.                                          $     63

Aggregate gross unrealized depreciation
for all investments in which there was an
excess of tax cost over value.                                              (17)

Unrealized appreciation-net                                             $     46
                                                                        --------
(b) Institutional Class shares of each PIMCO Fund.


60/40 Portfolio
 PIMCO FUNDS (b) 89.5%
Total Return                                             77,385         $    816
Value                                                    29,601              414
International                                            36,813              406
Enhanced Equity                                          19,335              226
StocksPLUS                                               15,857              219
Capital Appreciation                                      4,440              111
Mid-Cap Equity                                            7,776              108
Mid-Cap Growth                                            4,479              104
High Yield                                                8,389               95
Small-Cap Value                                           6,151               94
Core Equity                                               2,907               63
Money Market                                             43,116               43
Small-Cap Growth                                          3,609               42

Total Investments (a) 89.5%                                             $  2,741
(Cost $2,764)                                                           --------

Other Assets and Liabilities (Net) 10.5%                                     321
                                                                        --------
Net Assets 100.0%                                                       $  3,062
                                                                        --------
Notes to Schedule of Investments (amounts in thousands):

(a) At December 31, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation
for all investments in which there was an
excess of value over tax cost.                                          $     30

Aggregate gross unrealized depreciation
for all investments in which there was an
excess of tax cost over value.                                              (53)
                                                                        --------

Unrealized depreciation-net                                             $   (23)
                                                                        ========
(b) Institutional Class shares of each PIMCO Fund.

                                                                           Value
                                                         Shares           (000s)

30/70 Portfolio
PIMCO FUNDS (b) 82.0%
Total Return                                             80,921         $    853
Value                                                     7,956              111
International                                             9,945              110
High Yield                                                8,591               97
Enhanced Equity                                           5,194               61
StocksPLUS                                                4,252               59
Capital Appreciation                                      1,191               30
Mid-Cap Equity                                            2,098               29
Mid-Cap Growth                                            1,203               28
Small-Cap Value                                           1,650               25
Money Market                                             23,864               24
Core Equity                                                 782               17
Small-Cap Growth                                            964               11
                                                                        --------
Total Investments (a) 82.0%                                             $  1,455
(Cost $1,481)                                                           --------

Other Assets and Liabilities (Net) 18.0%                                     319
                                                                        --------

Net Assets 100.0%                                                       $  1,774
                                                                        --------

Notes to Schedule of Investments (amounts in thousands):

(a) At December 31, 1998, the net unrealized appreciation depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation
for all investments in which there was an
excess of value over tax cost.                                          $      8

Aggregate gross unrealized depreciation
for all investments in which there was an
excess of tax cost over value.                                              (34)
                                                                        --------
Unrealized depreciation-net                                             $   (26)
                                                                        --------
(b) Institutional Class shares of each PIMCO Fund.



                                                     See accompanying notes   11

Financial Highlights



Selected Per Share Data for the                          90/10 Portfolio (a)(b)                60/40 Portfolio (a)(b)
Period Ended December 31, 1998:                          -----------------------------------   ------------------------------------
                                                           Class A     Class B      Class C     Class A      Class B      Class C

Net Asset Value Beginning of Period                      $   10.00    $  10.00    $   10.00    $  10.00    $   10.00    $   10.00
----------------------------------------------------     -----------------------------------   ------------------------------------
Net Investment Income (c)                                     0.18        0.18         0.18        0.19         0.18         0.18
----------------------------------------------------     -----------------------------------   ------------------------------------
Net Realized / Unrealized Gain on Investments (c)             1.29        1.27         1.27        0.82         0.81         0.81
----------------------------------------------------     -----------------------------------   ------------------------------------
Total Income from Investment Operations                       1.47        1.45         1.45        1.01         0.99         0.99
----------------------------------------------------     -----------------------------------   ------------------------------------
Dividends from Net Investment Income                         (0.18)      (0.18)       (0.18)      (0.19)       (0.18)       (0.18)
----------------------------------------------------     -----------------------------------   ------------------------------------
Total Distributions                                          (0.18)      (0.18)       (0.18)      (0.19)       (0.18)       (0.18)
----------------------------------------------------     -----------------------------------   ------------------------------------
Net Asset Value End of Period                                11.29       11.27        11.27       10.82        10.81        10.81
----------------------------------------------------     -----------------------------------   ------------------------------------
Total Return                                                 14.24%      14.09%       14.09%      10.07%        9.94%        9.94%
----------------------------------------------------     -----------------------------------   ------------------------------------
Net Assets End of Period (000s)                          $     167    $    795    $   1,982    $    207    $   1,443    $   1,412
----------------------------------------------------     -----------------------------------   ------------------------------------
Ratio of Expenses to Average Net Assets*                      0.65%       1.40%        1.40%       0.65%        1.40%        1.40%
----------------------------------------------------     -----------------------------------   ------------------------------------
Ratio of Net Investment Income to Average Net Assets         18.37%      17.86%       17.86%      18.69%       18.40%       18.39%
----------------------------------------------------     -----------------------------------   ------------------------------------
Portfolio Turnover Rate                                          0%          0%           0%         12%          12%          12%
----------------------------------------------------     -----------------------------------   -------------------------------------


Selected Per Share Data for the                          30/70 Portfolio (a)(b)
Period Ended December 31, 1998:                          -----------------------------------
                                                           Class A     Class B      Class C

Net Asset Value Beginning of Period                      $   10.00    $  10.00    $   10.00
----------------------------------------------------     -----------------------------------
Net Investment Income (c)                                     0.20        0.19         0.19
----------------------------------------------------     -----------------------------------
Net Realized / Unrealized Gain on Investments (c)             0.33        0.32         0.31
----------------------------------------------------     -----------------------------------
Total Income from Investment Operations                       0.53        0.51         0.50
----------------------------------------------------     -----------------------------------
Dividends from Net Investment Income                         (0.20)      (0.19)       (0.19)
----------------------------------------------------     -----------------------------------
Total Distributions                                          (0.20)      (0.19)       (0.19)
----------------------------------------------------     -----------------------------------
Net Asset Value End of Period                                10.33       10.32        10.31
----------------------------------------------------     -----------------------------------
Total Return                                                  6.02%       5.80%        5.76%
----------------------------------------------------     -----------------------------------
Net Assets End of Period (000s)                          $     123    $  1,036    $     615
----------------------------------------------------     -----------------------------------
Ratio of Expenses to Average Net Assets*                      0.65%       1.40%        1.40%
----------------------------------------------------     -----------------------------------
Ratio of Net Investment Income to Average Net Assets         20.11%      18.94%       19.48%
----------------------------------------------------     -----------------------------------
Portfolio Turnover Rate                                         11%         11%          11%
----------------------------------------------------     -----------------------------------


* Annualized
(a) Unaudited
(b) Commenced operations on September 30, 1998.
(c) Per share amounts based on average number of shares outstanding during the period.


12 See accompanying notes

Statements of Assets and Liabilities
December 31, 1998 (Unaudited)

Amounts in thousands, except per share amounts


                                                        90/10 Portfolio 60/40 Portfolio 30/70 Portfolio
                                                        --------------- --------------- ---------------
Assets:
Investments, at value                                   $        2,925  $        2,741  $        1,455
-----------------------------------------------------   --------------- --------------- ---------------
Cash                                                                77             359              30
-----------------------------------------------------   --------------- --------------- ---------------
Receivable for Fund shares sold                                     26             326             326
-----------------------------------------------------   --------------- --------------- ---------------
Interest and dividends receivable                                   15              12               7
-----------------------------------------------------   --------------- --------------- ---------------
                                                                 3,043           3,438           1,818
-----------------------------------------------------   --------------- --------------- ---------------

Liabilities:

Payable for investments                                  $          92  $          372  $           38
-----------------------------------------------------   --------------- --------------- ---------------
Dividends payable                                                    5               2               5
-----------------------------------------------------   --------------- --------------- ---------------
Accrued administration fee                                           1               1               0
-----------------------------------------------------   --------------- --------------- ---------------
Accrued distribution fee                                             1               1               1
-----------------------------------------------------   --------------- --------------- ---------------
                                                                    99             376              44
-----------------------------------------------------   --------------- --------------- ---------------

Net Assets                                               $       2,944   $       3,062  $        1,774
-----------------------------------------------------   --------------- --------------- ---------------

Net Assets Consist of:

Paid in capital                                          $       2,787   $       2,975  $        1,763
-----------------------------------------------------   --------------- --------------- ---------------
Undistributed (overdistributed) net investment income               (3)             (2               0
-----------------------------------------------------   --------------- --------------- ---------------
Accumulated undistributed net realized gain                        114             112              37
-----------------------------------------------------   --------------- --------------- ---------------
Net unrealized appreciation (depreciation)                          46             (23             (26
-----------------------------------------------------   --------------- --------------- ---------------
                                                         $       2,944   $       3,062  $        1,774
-----------------------------------------------------   --------------- --------------- ---------------

Net Assets:

Class A                                                  $          16   $         207  $          123
-----------------------------------------------------   --------------- --------------- ---------------
Class B                                                            795           1,443           1,036
-----------------------------------------------------   --------------- --------------- ---------------
Class C                                                          1,982           1,412             615
-----------------------------------------------------   --------------- --------------- ---------------

Shares Issued and Outstanding:

Class A                                                             15              18              12
-----------------------------------------------------   --------------- --------------- ---------------
Class B                                                             71             134             100
-----------------------------------------------------   --------------- --------------- ---------------
Class C                                                            176             131              60
-----------------------------------------------------   --------------- --------------- ---------------

Net Asset Value and Redemption Price* Per Share
        (Net Assets Per Share Outstanding):

Class A                                                  $        11.29  $       10.82  $        10.33
-----------------------------------------------------   --------------- --------------- ---------------
Class B                                                           11.27          10.81           10.32
-----------------------------------------------------   --------------- --------------- ---------------
Class C                                                           11.27          10.81           10.31
-----------------------------------------------------   --------------- --------------- ---------------

Cost of Investments Owned                                $        2,879  $       2,764  $        1,481
-----------------------------------------------------   --------------- --------------- ---------------

* With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.


                                                      See accompanying notes  13

Statements of Operations
For the three months ended December 31, 1998 (Unaudited)

Amounts in thousands
                                                                       90/10 Portfolio  60/40 Portfolio  30/70 Portfolio
--------------------------------------------------------------------   ---------------  ---------------  ---------------
Investment Income:
Dividends                                                              $            49  $            51  $            30
--------------------------------------------------------------------   ---------------  ---------------  ---------------
        Total Income                                                                49               51               30
====================================================================   ===============  ===============  ===============

Expenses:
Administration fees                                                                  1                1                1
--------------------------------------------------------------------   ---------------  ---------------  ---------------
Distribution fees - Class B                                                          1                1                1
--------------------------------------------------------------------   ---------------  ---------------  ---------------
Distribution fees - Class C                                                          2                1                0
--------------------------------------------------------------------   ---------------  ---------------  ---------------
Servicing fees - Class B                                                             0                1                0
--------------------------------------------------------------------   ---------------  ---------------  ---------------
Servicing fees - Class C                                                             1                1                0
--------------------------------------------------------------------   ---------------  ---------------  ---------------
        Total expenses                                                               5                5                2
--------------------------------------------------------------------   ---------------  ---------------  ---------------
Net Investment Income (Loss)                                                        44               46               28
====================================================================   ===============  ===============  ===============

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments                                                   114              112               37
--------------------------------------------------------------------   ---------------  ---------------  ---------------
Net change in unrealized appreciation (depreciation) on investments                 46              (23)             (26)
--------------------------------------------------------------------   ---------------  ---------------  ---------------
        Net Gain                                                                   160               89               11
--------------------------------------------------------------------   ---------------  ---------------  ---------------
Net Increase in Assets Resulting from Operations                        $          204    $         135    $          39
====================================================================   ===============  ===============  ===============




14  See accompanying notes

Statements of Changes in Net Assets


                                                         90/10 Portfolio          60/40 Portfolio        30/70 Portfolio
                                                         ----------------------   ---------------------  ----------------------
Amounts in thousands                                              Period from             Period from             Period from
                                                           September 30, 1998      September 30, 1998      September 30, 1998
                                                         to December 31, 1998     to December 31,1998    to December 31, 1998
Increase (Decrease) in Net Assets from:                           (Unaudited)              (Unaudited)            (Unaudited)

Operations:
Net investment income                                    $                44      $                46    $                 28
------------------------------------------------------   ---------------------    ---------------------  ----------------------
Net realized gain                                                        114                      112                      37
------------------------------------------------------   ---------------------    ---------------------  ----------------------
Net change in unrealized appreciation (depreciation)                      46                      (23)                    (26)
------------------------------------------------------   ---------------------    ---------------------  ----------------------
Net increase resulting from operations                                   204                      135                      39
------------------------------------------------------   ---------------------    ---------------------  ----------------------

Distributions to Shareholders:

From net investment income
        Class A                                                           (3)                      (4)                     (2)
------------------------------------------------------   ---------------------    ---------------------  ----------------------
        Class B                                                          (13)                     (21)                    (16)
------------------------------------------------------   ---------------------    ---------------------  ----------------------
        Class C                                                          (31)                     (23)                    (10)
------------------------------------------------------   ---------------------    ---------------------  ----------------------
Total Distributions                                                      (47)                     (48)                    (28)
======================================================   =====================    =====================  ======================

Fund Share Transactions:

Receipts for shares sold
        Class A                                                          191                      254                     156
------------------------------------------------------   ---------------------    ---------------------  ----------------------
        Class B                                                          852                    1,425                   1,051
------------------------------------------------------   ---------------------    ---------------------  ----------------------
        Class C                                                        1,953                    1,407                     638
------------------------------------------------------   ---------------------    ---------------------  ----------------------
Issued as reinvestment of distributions
        Class A                                                            0                        3                       1
------------------------------------------------------   ---------------------    ---------------------  ----------------------
        Class B                                                            0                       19                      13
------------------------------------------------------   ---------------------    ---------------------  ----------------------
        Class C                                                            0                       23                       9
------------------------------------------------------   ---------------------    ---------------------  ----------------------
Cost of shares redeemed
        Class A                                                          (38)                     (62)                    (35)
------------------------------------------------------   ---------------------    ---------------------  ----------------------
        Class B                                                          (99)                     (36)                    (35)
------------------------------------------------------   ---------------------    ---------------------  ----------------------
        Class C                                                          (72)                     (58)                    (35)
------------------------------------------------------   ---------------------    ---------------------  ----------------------
Net increase resulting from Fund share transactions                    2,787                    2,975                   1,763
------------------------------------------------------   ---------------------    ---------------------  ----------------------

Total Increase in Net Assets                                           2,944                    3,062                   1,774
======================================================   =====================    =====================  ======================

Net Assets:
Beginning of period                                                        0                        0                       0
------------------------------------------------------   ---------------------    ---------------------  ----------------------
End of period *                                          $             2,944      $             3,062    $              1,774
------------------------------------------------------   ---------------------    ---------------------  ----------------------
*Including net undistributed investment income of:       $                (3)     $                (2)   $                  0
------------------------------------------------------   ---------------------    ---------------------  ----------------------



                                                      See accompanying notes  15

Notes to Financial Statements
December 31, 1998 (Unaudited)


1. Organization
PIMCO Funds: Multi-Manager Series (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The Trust currently consists of twenty-eight funds. Information presented in these financial statements pertains to the Asset Allocation Series of the Trust which is comprised of the 90/10 Portfolio, 60/40 Portfolio and 30/70 Portfolios, collectively referred to as (the "Portfolios"). The financial Statement of Funds are presented under separate cover. The Portfolios are professionally- managed series of the Trust designed to take advantage of the benefits of asset allocation. Each Portfolio seeks to achieve its particular investment objective by investing within specified equity and fixed income ranges among a number of other mutual funds in the PIMCO Funds family (the "Underlying Funds"). The Portfolios may offer up to three classes of shares: A, B and C. Each share class has identical voting rights (except shareholders of a class that have exclusive voting rights regarding any matter relating solely to that class of shares).

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Investments in the Underlying Funds are valued at the price of each Institutional share class of the respective Underlying Fund determined as of the close of the New York Stock Exchange or the valuation date.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Distributions from the Underlying Funds are recorded on the ex-dividend date.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared and paid to shareholders of record at least annually by the 90/10 Portfolio, at least quarterly by 60/40 Portfolio and at least monthly by the 30/70 Portfolio. Net long-term capital gains earned by a Portfolio, if any, will be distributed no less frequently than once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

3. Fees, Expenses, and Related Party Transactions
Administration Fee. PIMCO Advisors L.P. ("PIMCO Advisors") provides administrative services to the Trust for which it receives monthly fees from each Portfolio at the annual rate of 0.40% based on the average daily net assets of each Portfolio on the first $2.5 billion of net assets and 0.35% based on such net assets in excess of $2.5 billion. In addition, the Portfolios indirectly bear their pro-rata share of expenses of the Underlying Funds.

Expenses. Under the terms of the Administrative Agreement ("the Agreement") PIMCO Advisers has agreed to bear any and all fees and expenses of the Portfolio (other than the administrative fee payable under the Agreement), except for (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO Advisors, PIMCO, or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of the Adviser, any Portfolio Manager, or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) any expenses allocated or allocable to a specific class of shares, which include distribution and/or service fees payable and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees.
     Each unaffiliated Trustee receives an annual retainer of $45,000, plus $2,000 for each Board of Trustees meeting attended, and $500 for each Audit and Performance Committee meeting attended, plus reimbursement of related expenses. Each Audit and Performance Committee receives an additional annual retainer of $1,000, the Chairman of the Audit and Performance Committees receives an additional annual retainer of $2,000, the Chairman of the Independent Trustees receives an additional annual retainer of $6,000, and each Vice Chairman of the entire Board receives an additional annual retainer of $3,000. These expenses are allocated to the Portfolios and to the Funds of the Trust according to their respective net assets.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC ("PFD") a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares.
     Pursuant to the Distribution and Servicing Plans adopted by the A, B and C Classes of the Trust, the Trust compensates PFD for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the Class A, Class B and Class C. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Portfolio's average daily net assets attributable to each class):

                           Distribution Fee (%)    Servicing Fee (%)
--------------------------------------------------------------------
Class A
All Portfolios                              --                 0.25

Class B
All Portfolios                            0.75                 0.25

Class C
All Portfolios                            0.75                 0.25

PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, B and C shares. For the period ended December 31, 1998, PFD received $18,180 representing commissions (sales charges) and contingent deferred sales charges.


4. Purchase and Sale of Securities
Purchases and sales of securities (excluding short-term investments) for the three month ended December 31, 1998 were as follows (amounts in thousands):

                                     Purchases          Sales
-------------------------------------------------------------
90/10 Portfolio                    $     2,885      $       6
60/40 Portfolio                          2,959            212
30/70 Portfolio                          1,576             95


5. Risk Factors of the Funds
Investing in the Underlying Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund until PIMCO Advisors determines that it is appropriate to dispose of such securities.
     Each of the Underlying Funds may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, foreign derivative securities including futures contracts, options, interest rate and currency swap transactions, and various other investment vehicles, each with inherent risks.
     The officers and directors of the Company also serve as officers and directors/trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolios and Underlying Funds.

December 31, 1998


6. Shares of Beneficial Interest
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (amounts in thousands):



                                                90/10 Portfolio         60/40 Portfolio         30/70 Portfolio
                                              -------------------     -------------------     -------------------
                                                      Period from             Period from             Period from
                                              9/30/98 to 12/31/98     9/30/98 to 12/31/98     9/30/98 to 12/31/98
                                                 Shares    Amount       Shares     Amount        Shares    Amount
                                              -------------------     -------------------     -------------------
Receipts for shares sold

        Class A                                      18   $   191           24    $   254            15   $   156
-----------------------------------------     -------------------     -------------------     -------------------
        Class B                                      79       852          135      1,425           102     1,051
-----------------------------------------     -------------------     -------------------     -------------------
        Class C                                     180     1,953          134      1,407            62       638
-----------------------------------------     -------------------     -------------------     -------------------

Issued as reinvestment of distributions

        Class A                                       0         0            0          3             0         1
-----------------------------------------     -------------------     -------------------     -------------------
        Class B                                       1         0            2         19             1        13
-----------------------------------------     -------------------     -------------------     -------------------
        Class C                                       3         0            2         23             1         9
-----------------------------------------     -------------------     -------------------     -------------------

Cost of shares redeemed

        Class A                                      (3)      (38)          (6)       (62)           (3)      (35)
-----------------------------------------     -------------------     -------------------     -------------------
        Class B                                      (9)      (99)          (3)       (36)           (3)      (35)
-----------------------------------------     -------------------     -------------------     -------------------
        Class C                                      (7)      (72)          (5)       (58)           (3)      (35)
-----------------------------------------     -------------------     -------------------     -------------------

Net increase resulting from
        Fund share transactions                     262   $ 2,787          283    $ 2,975           172   $ 1,763
=========================================     ===================     ===================     ===================

PIMCO Funds Asset Allocation Series
Actively managed portfolios of select PIMCO Funds


PIMCO Funds Asset Allocation Series offers unique access to the allocation and investment capabilities of PIMCO Advisors L.P., manager of $244 billion, including assets for 46 of the 100 largest U.S. corporations. To learn more about PIMCO Funds Asset Allocation Portfolios, speak to your financial advisor, or call 1-800-227-7337.


Manager                PIMCO Advisors L.P., 800 Newport Center Drive,
                       Newport Beach, CA 92660

Distributor            PIMCO Funds Distributors LLC, 2187 Atlantic Street,
                       Stamford, CT 06902

Custodian              Investors Fiduciary Trust Company, 801 Pennsylvania,
                       Kansas City, MO 64105

Shareholder            First Data Investor Services Group, Inc., P.O. Box 9688,
Servicing Agent and    Providence, RI  02940-9688
Transfer Agent

Independent            PricewaterhouseCoopers LLP, 1055 Broadway,
Accountant             Kansas City, MO, 64105

Legal Counsel          Ropes & Gray, One International Place,
                       Boston, MA 02110

For Account            For PIMCO Funds Asset Allocation account information
Information            contact your financial advisor, or if you receive account
                       statements directly from PIMCO Funds, you can also call
                       1-800-426-0107. Telephone representatives are available
                       Monday-Friday 8:30 am to 8:00 pm Eastern Time.

This is a copy of a report by PIMCO Funds to its Asset Allocation Series shareholders. Distribution of this report to persons other than shareholders of the Trust is authorized only when accompanied by the Trust's prospectus. This report does not offer for sale or solicit orders to buy any securities.

This material is authorized for use only when preceded or accompanied by a current PIMCO Funds Asset Allocation Series prospectus, which describes in greater detail the investment policies, management fees and other matters of interest to prospective investors. Please read the prospectus carefully before
you invest or send money.                                            PZ028.2/99


                      P I M C O
                          FUNDS

PIMCO Funds
Distributors LLC

2187 Atlantic Street
Stamford, CT 06902